Credit quality of financial assets	12 Months Ended
Dec. 31, 2017
Credit quality of financial assets
Credit quality of financial assets

7Credit quality of financial assets

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments:

	2017			2016
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AA+	1,089	—	1,089	5,917	—	5,917
AA-	—	115,269	115,269	13,699	250,038	263,737
A+	—	172,052	172,052	4,919	109,544	114,463
A	—	235,445	235,445	—	65,398	65,398
A-	3	86,189	86,192	15,515	94,454	109,969
BBB+	—	96,436	96,436	75,952	20	75,972
BBB	—	110,733	110,733	121,111	209	121,320
BB	—	—	—	2,239	—	2,239
No rating	—	201,821	201,821	80,365	76,196	156,561

	1,092	1,017,945	1,019,037	319,717	595,859	915,576

Financial investments
AA+	17,111	—	17,111	—	—	—
AA-	180,127	4,238	184,365	113,732	—	113,732
A-	5,053	—	5,053	—	3,225	3,225
No rating	—	18	18	—	2,541	2,541

	202,291	4,256	206,547	113,732	5,766	119,498

Derivative financial instruments
AA-	4,769	3,634	8,403	5,511	—	5,511
A+	—	3,141	3,141	1,587	80	1,667
A	—	233	233	—	4,826	4,826
A-	—	—	—	—	8,736	8,736

	4,769	7,008	11,777	7,098	13,642	20,740

	208,152	1,029,209	1,237,361	440,547	615,267	1,055,814

The global ratings were obtained from the rating agencies Standard & Poor’s, Moody’s and Fitch ratings.

Global rating: Global ratings are related to commitments in foreign or local currency and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.